Variable Interest Entities (Tables)	9 Months Ended
Dec. 31, 2023
Variable Interest Entity, Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
1.	Consolidated VIEs
March 31, 2023

	Millions of yen
Types of VIEs	Total assets *1	Total liabilities *1	Assets which are pledged as collateral *2	Commitments *3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,907	1	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	55,456	13,060	15,596	0
(d) VIEs for corporate rehabilitation support business	664	7	0	0
(e) VIEs for investment in securities	180,569	399	0	62,340
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	224,949	155,706	224,949	0
(g) VIEs for securitization of loan receivable originated by third parties	548	1,106	548	0
(h) VIEs for power generation projects	258,396	164,813	187,892	38,099
(i) Other VIEs	168,574	63,864	137,481	0

Total	¥891,063	¥398,956	¥566,466	¥100,439

December 31, 2023

	Millions of yen
Types of VIEs	Total assets *1	Total liabilities *1	Assets which are pledged as collateral *2	Commitments *3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,724	1	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	52,443	13,340	16,148	0
(d) VIEs for corporate rehabilitation support business	272	5	0	0
(e) VIEs for investment in securities	203,747	142	0	73,574
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	205,526	159,896	205,526	0
(g) VIEs for securitization of loan receivable originated by third parties	591	1,179	591	0
(h) VIEs for power generation projects	544,659	393,162	186,004	38,099
(i) Other VIEs	192,026	69,913	149,336	0

Total	¥1,200,988	¥637,638	¥557,605	¥111,673

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Variable Interest Entity, Not Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
2.	Non-consolidated VIEs
March 31, 2023

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss *
Types of VIEs	Total assets	Non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥8,247	¥0	¥991	¥991
(b) VIEs for acquisition of real estate and real estate development projects for customers	648,468	10,721	8,805	20,526
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	10,887,430	0	98,742	173,314
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	901,544	0	10,475	10,475
(h) VIEs for power generation projects	16,138	0	3,691	4,491
(i) Other VIEs	1,726,717	3,333	28,835	43,405

Total	¥14,188,544	¥14,054	¥151,539	¥253,202

December 31, 2023

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss *
Types of VIEs	Total assets	Non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥8,238	¥0	¥16	¥16
(b) VIEs for acquisition of real estate and real estate development projects for customers	998,202	46,120	10,541	59,672
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	15,674,520	0	220,270	304,201
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	1,364,135	0	13,667	13,667
(h) VIEs for power generation projects	13,367	0	2,426	4,476
(i) Other VIEs	2,167,330	3,539	35,706	57,826

Total	¥20,225,792	¥49,659	¥282,626	¥439,858

*	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.